Schedule of investments
Optimum Large Cap Growth Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.14%♦
Communication Services — 8.83%
Alphabet Class A †	406,035	$ 48,602,389
Alphabet Class C †	397,849	48,127,793
Live Nation Entertainment †	30,979	2,822,497
Madison Square Garden Sports	563	105,872
Meta Platforms Class A †	103,851	29,803,160
Netflix †	37,546	16,538,638
Walt Disney †	22,453	2,004,604
		148,004,953
Consumer Discretionary — 16.04%
Airbnb Class A †	6,336	812,022
Amazon.com †	695,952	90,724,303
Booking Holdings †	3,300	8,911,089
Boyd Gaming	5,585	387,431
Chipotle Mexican Grill †	15,777	33,747,003
Darden Restaurants	10,895	1,820,337
Domino's Pizza	861	290,148
Expedia Group †	4,480	490,067
Hilton Worldwide Holdings	1,644	239,284
Lululemon Athletica †	40,155	15,198,667
Magic Leap Class A =, †	2,058	715
Marriott International Class A	16,458	3,023,170
McDonald's	22,110	6,597,845
NIKE Class B	157,089	17,337,913
O'Reilly Automotive †	3,000	2,865,900
Pool	11,070	4,147,265
PulteGroup	32,197	2,501,063
Six Flags Entertainment †	78,019	2,026,934
Starbucks	43,500	4,309,110
Tesla †	203,008	53,141,404
Toll Brothers	124,300	9,828,401
TopBuild †	3,037	807,903
Wingstop	40,850	8,176,536
Yum! Brands	10,056	1,393,259
		268,777,769
Consumer Staples — 3.89%
Celsius Holdings †	17,193	2,565,024
Church & Dwight	5,178	518,991
Coca-Cola	70,427	4,241,114
Constellation Brands Class A	37,202	9,156,528
Costco Wholesale	49,227	26,502,832
Estee Lauder Class A	7,087	1,391,745
Hershey	30,479	7,610,606
Monster Beverage †	76,355	4,385,831
PepsiCo	44,593	8,259,516
Procter & Gamble	3,427	520,013
		65,152,200
Energy — 0.77%
EOG Resources	76,653	8,772,169
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Energy (continued)
Schlumberger	84,007	$ 4,126,424
		12,898,593
Financials — 6.67%
Adyen 144A #, †	1,164	2,015,661
Block †	30,421	2,025,126
Kinsale Capital Group	1,718	642,876
MarketAxess Holdings	4,636	1,211,943
Mastercard Class A	125,862	49,501,525
MSCI	13,203	6,196,036
RLI	15,752	2,149,675
Tradeweb Markets Class A	35,200	2,410,496
Visa Class A	189,467	44,994,623
Western Union	53,533	627,942
		111,775,903
Healthcare — 11.58%
Align Technology †	6,641	2,348,523
Biogen †	12,062	3,435,861
Dexcom †	159,611	20,511,610
Edwards Lifesciences †	70,240	6,625,739
Eli Lilly & Co.	55,521	26,038,239
Exelixis †	35,735	682,896
Genmab †	13,429	5,089,023
Gilead Sciences	28,100	2,165,667
Globus Medical Class A †	64,827	3,859,800
Humana	2,244	1,003,360
IDEXX Laboratories †	11,086	5,567,722
Inspire Medical Systems †	11,007	3,573,312
Insulet †	31,479	9,076,655
Intuitive Surgical †	95,732	32,734,600
Medpace Holdings †	24,193	5,810,433
Molina Healthcare †	11,900	3,584,756
Regeneron Pharmaceuticals †	19,622	14,099,192
Stryker	12,194	3,720,267
UnitedHealth Group	58,899	28,309,215
Veeva Systems Class A †	14,400	2,847,312
Vertex Pharmaceuticals †	9,334	3,284,728
Waters †	22,108	5,892,666
Zoetis	21,669	3,731,618
		193,993,194
Industrials — 6.85%
Acuity Brands	24,618	4,014,703
Advanced Drainage Systems	54,172	6,163,690
Allegion	10,700	1,284,214
Caterpillar	26,300	6,471,115
Cintas	10,000	4,970,800
Copart †	57,089	5,207,088
Core & Main Class A †	126,515	3,964,980
Deere & Co.	13,447	5,448,590
Donaldson	39,740	2,484,147
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Schedule of investments
Optimum Large Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
EMCOR Group	20,730	$ 3,830,489
Fastenal	48,912	2,885,319
Fortive	78,377	5,860,248
Honeywell International	6,957	1,443,578
Illinois Tool Works	3,199	800,262
JB Hunt Transport Services	23,625	4,276,834
Johnson Controls International	64,246	4,377,723
Nordson	21,783	5,406,105
Otis Worldwide	37,273	3,317,670
Paychex	96,254	10,767,935
Paycom Software	36,100	11,596,764
Uber Technologies †	60,581	2,615,282
Verisk Analytics	14,114	3,190,187
Westinghouse Air Brake Technologies	32,639	3,579,519
WW Grainger	7,665	6,044,542
Xylem	25,759	2,900,979
Yaskawa Electric	42,400	1,954,771
		114,857,534
Information Technology — 43.94%
Accenture Class A	57,589	17,770,814
Adobe †	30,220	14,777,278
Advanced Micro Devices †	71,033	8,091,369
Allegro MicroSystems †	23,000	1,038,220
Alteryx Class A †	2,432	110,413
Analog Devices	53,423	10,407,335
ANSYS †	8,897	2,938,412
Apple	1,201,608	233,075,904
Applied Materials	135,353	19,563,923
ASML Holding	8,392	6,086,957
Broadcom	25,341	21,981,544
Cadence Design Systems †	21,287	4,992,227
Cognex	72,031	4,035,177
Datadog Class A †	94,504	9,297,304
DocuSign †	79,335	4,053,225
DoubleVerify Holdings †	41,900	1,630,748
Dynatrace †	22,771	1,172,023
Fair Isaac †	9,150	7,404,272
Fortinet †	97,194	7,346,894
Gartner †	1,500	525,465
HubSpot †	6,425	3,418,678
Intuit	2,863	1,311,798
Keyence	14,200	6,747,225
KLA	29,069	14,099,046
Lam Research	1,615	1,038,219
Manhattan Associates †	39,759	7,947,029
Microsoft	427,708	145,651,682
MongoDB †	5,834	2,397,716
New Relic †	53,275	3,486,316
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Nutanix Class A †	43,028	$ 1,206,935
NVIDIA	241,517	102,166,521
Okta †	70,529	4,891,186
Palo Alto Networks †	33,713	8,614,009
Pegasystems	50,662	2,497,637
Salesforce †	61,692	13,033,052
ServiceNow †	20,346	11,433,842
Smartsheet Class A †	17,651	675,327
Synopsys †	15,279	6,652,629
Teradata †	165,401	8,834,067
VeriSign †	5,800	1,310,626
Workday Class A †	20,364	4,600,024
Zoom Video Communications Class A †	2,867	194,612
Zscaler †	53,227	7,787,110
		736,294,790
Materials — 0.57%
Eagle Materials	16,442	3,065,118
Ecolab	34,776	6,492,331
		9,557,449
Total Common Stocks (cost $1,198,970,802)		1,661,312,385

Exchange-Traded Fund — 0.25%
iShares Russell 1000 Growth ETF	15,273	4,202,824
Total Exchange-Traded Fund (cost $4,104,606)		4,202,824

Rights — 0.00%
ABIOMED †	15,699	16,013
Total Rights (cost $0)		16,013

Short-Term Investments — 0.17%
Money Market Mutual Funds — 0.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	716,917	716,917
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	716,917	716,917
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	716,918	716,918

2    NQ- OPTLG [0623] 0823 (3053890)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	716,918	$ 716,918
Total Short-Term Investments (cost $2,867,670)		2,867,670

Total Value of Securities—99.56% (cost $1,205,943,078)		1,668,398,892
Receivables and Other Assets Net of Liabilities—0.44%		7,391,385
Net Assets Applicable to 81,912,532 Shares Outstanding—100.00%		$1,675,790,277

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $2,015,661, which represents 0.12% of the Fund's net assets.

The following foreign currency exchange contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	(297,935)	USD	326,887	9/29/23	$271	$—
GS	JPY	(433,661,760)	USD	3,067,173	9/29/23	17,910	—
JPMCB	EUR	(578,374)	USD	633,991	9/29/23	—	(62)
MS	EUR	(297,935)	USD	326,911	9/29/23	295	—
Total Foreign Currency Exchange Contracts						$18,476	$(62)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
BAML – Bank of America Merrill Lynch
ETF – Exchange-Traded Fund
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
MS – Morgan Stanley
MSCI – Morgan Stanley Capital International

Summary of currencies:
EUR – European Monetary Unit
JPY – Japanese Yen
USD – US Dollar

NQ- OPTLG [0623] 0823 (3053890)    3